UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            646-415-8246

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     February 14, 2011
--------------------------   ------------------------      -----------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $104,527 (thousands)


List of Other Included Managers:

None.


FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 12/31/2010

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5     787      20,505  SH          SOLE                 20,505
COVANTA HLDG CORP              COM               22282E 10 2   1,910     111,089  SH          SOLE                111,089
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   2,937     121,107  SH          SOLE                121,107
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674 50 7  11,419   1,762,181  SH          SOLE              1,762,181
DG FASTCHANNEL INC             COM               23326R 10 9   7,005     242,550  SH          SOLE                242,550
EVOLVING SYS INC               COM NEW           30049R 20 9   2,242     269,508  SH          SOLE                269,508
GENZYME CORP                   COM               372917 10 4   3,774      53,000  SH          SOLE                 53,000
GRAVITY CO LTD                 SPONSORED ADR     38911N 10 7     403      23,596  SH          SOLE                 23,596
ISHARES TR                     RUSSELL 2000      464287 65 5   6,259      80,000  SH   PUT    SOLE                 80,000
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   5,514      89,700  SH   CALL   SOLE                 89,700
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   1,234      20,067  SH          SOLE                 20,067
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   1,106      18,000  SH   CALL   SOLE                 18,000
MEDIACOM COMMUNICATIONS CORP   CL A              58446K 10 5     847     100,000  SH          SOLE                100,000
MEDQUIST INC                   COM               584949 10 1   9,950   1,150,295  SH          SOLE              1,150,295
MULTIMEDIA GAMES INC           COM               625453 10 5     346      61,971  SH          SOLE                 61,971
QLT INC                        COM               746927 10 2  13,160   1,795,297  SH          SOLE              1,795,297
QUESTCOR PHARMACEUTICALS INC   COM               74835Y 10 1  10,953     743,571  SH          SOLE                743,571
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   5,060   1,065,309  SH          SOLE              1,065,309
SLM CORP                       COM               78442P 10 6   2,518     200,000  SH          SOLE                200,000
SPDR GOLD TRUST                GOLD SHS          78463V 10 7  17,104     123,300  SH   CALL   SOLE                123,300
